Cover	Dec. 31, 2025	Oct. 17, 2025
Entity Addresses [Line Items]
Document Type		8-K
Document Period End Date		Oct. 17, 2025
Entity Registrant Name		Bolt Projects Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40223
Entity Tax Identification Number		86-1256660
Entity Address, Address Line One		2261 Market Street
Entity Address, Address Line Two		Suite 5447
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94114
Local Phone Number		325-5912
City Area Code		415
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001841125
Current Fiscal Year End Date	--12-31
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security		Common stock, par value $0.0001 per share
Trading Symbol		BSLK
Security Exchange Name		NASDAQ
Warrants, each 20 whole warrants exercisable for one share of Common stock at an exercise price of $230.00
Entity Addresses [Line Items]
Title of 12(b) Security		Warrants, each 20 whole warrants exercisable for one share of Common stock at an exercise price of $230.00
Trading Symbol		BSLKW
Security Exchange Name		NASDAQ